Expense Example - State Street SPDR UC Investments 90 10 Endowment Strategy Index ETF - State Street SPDR UC Investments 90/10 Endowment Strategy Index ETF	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	$ 19